SHAREHOLDERS' EQUITY (Details 2) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation expense
Cash	15,102
Share-based compensation expense	21,548	27,025	15,503
Equity Swaps (gain)/loss
Share-based compensation expense
Non-cash	9,282	(5,450)	(412)
Long-term incentive plans (recovery)/expense
Share-based compensation expense
Cash	(1,220)	23,262	5,618
Non-cash	9,349
Stock Option Plan
Share-based compensation expense
Non-cash	4,137	9,213	10,297